INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Summary of tax expense	Tax expense is comprised of the following:

	For the Years Ended September 30,
	2017	2018	2019
Current tax	596	2,393	63
Deferred tax	—	—	—

Total	596	2,393	63

Summary of reconciliation between effective income tax rate and PRC statutory income tax rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the Years Ended September 30,
	2017	2018	2019
PRC statutory tax rate	25.0%	25.0%	25.0%
Tax effect of other expenses that are not deductible in determining taxable profit	(1.7%)	(1.2%)	(2.4%)
Effect of change in valuation allowance	(23.5%)	(24.3%)	(22.6%)

Effective tax rate	(0.2%)	(0.5%)	(0.0%)

Summary of principal components of deferred income tax assets
The principal components of the Group’s deferred income tax assets as of September 30, 2018 and 2019 are as follows:

	As of September 30,
	2018	2019
Deferred tax assets:
Net losses carryforward	103,403	166,302
Other accrued expenses	124,441	160,075
Advertising expenses	5,347	12,587
Valuation allowance	(233,191)	(338,964)

Total deferred tax assets	—	—

Summary of movement of valuation allowance
Movement of the valuation allowance is as follows:

Balance as of October 1, 2016	54,574
Addition	57,682
Write off	—

Balance as of September 30, 2017	112,256
Addition	120,935
Write off	—

Balance as of September 30, 2018	233,191
Addition	105,773
Write off	—

Balance as of September 30, 2019	338,964